UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

May 31, 2019

Loomis Sayles Global Growth Fund

Vaughan Nelson Select Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may currently elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES GLOBAL GROWTH FUND

Manager:	Symbols:

Aziz V. Hamzaogullari, CFA®	Class A LSAGX

Loomis, Sayles & Company, L.P.	Class C LSCGX

Class N LSNGX

Class Y LSGGX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

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Average Annual Total Returns — May 31, 20193

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/2016)			Class Y/A/C	Class N
NAV	6.91%	6.11%	13.91%	—%	1.32%	1.05%

Class A (Inception 3/31/2016)
NAV	6.73	5.86	13.62	—	1.57	1.30
With 5.75% Maximum Sales Charge	0.60	-0.25	11.51	—

Class C (Inception 3/31/2016)
NAV	6.32	4.95	12.73	—	2.32	2.05
With CDSC[1]	5.32	3.95	12.73	—

Class N (Inception 3/31/2017)
NAV	6.88	6.16	—	13.27	1.30	1.00

Comparative Performance
MSCI ACWI (Net)[2]	1.40	-1.29	9.12	6.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON SELECT FUND

Managers:	Symbols:

Chris D. Wallis, CFA®	Class A VNSAX

Scott J. Weber, CFA®	Class C VNSCX

Vaughan Nelson Investment Management, L.P.	Class N VNSNX

Class Y VNSYX

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — May 31, 20193

						Expense Ratios[4]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 6/29/2012)				Class Y/A/C	Class N
NAV	0.75%	0.75%	8.81%	13.74%	—%	1.10%	1.04%

Class A (Inception 6/29/2012)
NAV	0.61	0.50	8.53	13.45	—	1.36	1.29
With 5.75% Maximum Sales Charge	-5.19	-5.29	7.25	12.48	—

Class C (Inception 6/29/2012)
NAV	0.26	-0.25	7.73	12.61	—	2.10	2.04
With CDSC[1]	-0.64	-1.15	7.73	12.61	—

Class N (Inception 3/31/2017)
NAV	0.69	0.69	—	—	9.89	13.63	0.99

Comparative Performance
S&P 500® Index[2]	0.74	3.78	9.66	11.84	9.46

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2018 through May 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES GLOBAL GROWTH FUND	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID DURING PERIOD* 12/1/2018 – 5/31/2019
Class A
Actual	$1,000.00	$1,067.30	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49
Class C
Actual	$1,000.00	$1,063.20	$10.49
Hypothetical (5% return before expenses)	$1,000.00	$1,014.76	$10.25
Class N
Actual	$1,000.00	$1,068.80	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class Y
Actual	$1,000.00	$1,069.10	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.29%, 2.04%, 1.00% and 1.04% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON SELECT FUND	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID DURING PERIOD* 12/1/2018 – 5/31/2019
Class A
Actual	$1,000.00	$1,006.10	$5.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99
Class C
Actual	$1,000.00	$1,002.60	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$9.75
Class N
Actual	$1,000.00	$1,006.90	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53
Class Y
Actual	$1,000.00	$1,007.50	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.19%, 1.94%, 0.90% and 0.94% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category

|  8

where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In the case of the Vaughan Nelson Select Fund, the Board approved the Agreement with an amendment that reduces the Fund’s advisory fee effective on July 1, 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the

9  |

independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	31%	N/A	N/A
Vaughan Nelson Select Fund	78%	69%	71%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Vaughan Nelson Select Fund’s investment objective and policies and (2) that the Vaughan Nelson Select Fund had recently been assigned a different category by the independent third-party data provider, which is expected to result in more relevant performance comparisons.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense

|  10

caps in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their caps.

The Trustees noted that the Vaughan Nelson Select Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) that the Fund has a more complex and flexible investment strategy than its peers; (2) that management had proposed to further reduce the advisory fee rate, effective July 1, 2019, which had also been reduced last year; and (3) that management had proposed to further reduce the expense cap of the Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense cap. The Trustees also considered management’s proposal to further reduce the Funds’ expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

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The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction of the advisory fee rate for the Vaughan Nelson Select Fund described above, should be continued through June 30, 2020.

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Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Argentina — 6.5%
7,021	MercadoLibre, Inc.(a)	$4,005,621

	Brazil — 1.9%
262,544	Ambev S.A., ADR	1,173,572

	China — 12.8%
19,080	Alibaba Group Holding Ltd., Sponsored ADR(a)	2,847,881
9,902	Baidu, Inc., Sponsored ADR(a)	1,089,220
40,700	Tencent Holdings Ltd.	1,697,093
56,370	Yum China Holdings, Inc.	2,255,364

		7,889,558

	Denmark — 3.1%
41,018	Novo Nordisk AS, Class B	1,930,237

	France — 4.4%
21,182	Danone S.A.	1,692,001
8,999	Sodexo S.A.	1,035,483

		2,727,484

	Italy — 0.7%
149,200	Prada SpA	416,286

	Netherlands — 2.3%
1,737	Adyen NV, 144A(a)	1,393,646

	Switzerland — 8.5%
2,861	Alcon, Inc.(a)	166,388
13,883	Nestle S.A., (Registered)	1,377,176
14,309	Novartis AG, (Registered)	1,229,685
9,362	Roche Holding AG	2,458,948

		5,232,197

	United Kingdom — 8.2%
24,313	Diageo PLC	1,022,641
57,961	Experian PLC	1,746,672
9,755	Reckitt Benckiser Group PLC	782,979
24,621	Unilever NV	1,482,023

		5,034,315

	United States — 48.9%
2,241	Alphabet, Inc., Class A(a)	2,479,666
2,165	Amazon.com, Inc.(a)	3,843,027
5,675	American Express Co.	650,979
24,631	Coca-Cola Co. (The)	1,210,121
15,654	Colgate-Palmolive Co.	1,089,831
2,952	Core Laboratories NV	140,633
14,401	Deere & Co.	2,018,588
13,035	Expeditors International of Washington, Inc.	907,106
16,964	Facebook, Inc., Class A(a)	3,010,601
14,464	Microsoft Corp.	1,788,907
54,105	Oracle Corp.	2,737,713

See accompanying notes to financial statements.

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Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Shares	Description	Value (†)
	United States — continued
14,559	Procter & Gamble Co. (The)	$1,498,267
22,496	QUALCOMM, Inc.	1,503,183
22,459	Schlumberger Ltd.	779,103
16,355	SEI Investments Co.	821,839
63,285	Under Armour, Inc., Class A(a)	1,442,898
17,921	Visa, Inc., Class A	2,891,195
12,326	Yum! Brands, Inc.	1,261,566

		30,075,223

	Total Common Stocks (Identified Cost $56,847,831)	59,878,139

Principal Amount
Short-Term Investments — 1.9%
$1,189,362	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2019 at 1.500% to be repurchased at $1,189,510 on 6/03/2019 collateralized by $1,180,000 U.S. Treasury Note, 2.750% due 4/30/2023 valued at $1,214,427 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,189,362)	1,189,362

	Total Investments — 99.2% (Identified Cost $58,037,193)	61,067,501
	Other assets less liabilities — 0.8%	511,030

	Net Assets — 100.0%	$61,578,531

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the value of Rule 144A holdings amounted to $1,393,646 or 2.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Global Growth Fund – (continued)

Industry Summary at May 31, 2019 (Unaudited)

Internet & Direct Marketing Retail	17.3%
Interactive Media & Services	13.4
Pharmaceuticals	9.1
Hotels, Restaurants & Leisure	7.5
Software	7.4
IT Services	7.0
Beverages	5.6
Household Products	5.5
Food Products	4.9
Machinery	3.3
Textiles, Apparel & Luxury Goods	3.0
Professional Services	2.8
Semiconductors & Semiconductor Equipment	2.4
Personal Products	2.4
Other Investments, less than 2% each	5.7
Short-Term Investments	1.9

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

Currency Exposure Summary at May 31, 2019 (Unaudited)

United States Dollar	69.3%
Euro	9.1
Swiss Franc	8.5
British Pound	5.8
Hong Kong Dollar	3.4
Danish Krone	3.1

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 95.9% of Net Assets
	Aerospace & Defense — 5.8%
36,615	General Dynamics Corp.	$5,888,424
36,850	Raytheon Co.	6,430,325

		12,318,749

	Banks — 2.1%
72,275	Citigroup, Inc.	4,491,891

	Biotechnology — 2.8%
78,325	AbbVie, Inc.	6,008,311

	Capital Markets — 6.4%
163,350	Charles Schwab Corp. (The)	6,796,993
13,075	Moody’s Corp.	2,391,156
190,275	Virtu Financial, Inc., Class A	4,380,131

		13,568,280

	Chemicals — 7.4%
30,350	Ecolab, Inc.	5,587,132
24,410	Sherwin-Williams Co. (The)	10,238,774

		15,825,906

	Diversified Financial Services — 4.8%
52,185	Berkshire Hathaway, Inc., Class B(a)	10,302,363

	Diversified Telecommunication Services — 4.9%
339,589	AT&T, Inc.	10,384,632

	Entertainment — 9.4%
103,300	Electronic Arts, Inc.(a)	9,615,164
79,600	Walt Disney Co. (The)	10,510,384

		20,125,548

	Health Care Providers & Services — 3.8%
33,575	UnitedHealth Group, Inc.	8,118,435

	Industrial Conglomerates — 6.1%
37,605	Roper Technologies, Inc.	12,933,112

	IT Services — 3.1%
25,935	MasterCard, Inc., Class A	6,522,393

	Life Sciences Tools & Services — 3.3%
26,775	Thermo Fisher Scientific, Inc.	7,148,389

	Multiline Retail — 4.7%
97,950	Dollar Tree, Inc.(a)	9,950,740

	Oil, Gas & Consumable Fuels — 10.4%
650,450	Cameco Corp.	6,563,041
234,425	Enterprise Products Partners LP	6,538,113
1,468,300	Kosmos Energy Ltd.	9,044,728

		22,145,882

	Personal Products — 2.3%
29,900	Estee Lauder Cos., Inc. (The), Class A	4,814,797

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 3.3%
458,100	New Residential Investment Corp.	$6,986,025

	Road & Rail — 2.5%
197,025	Knight-Swift Transportation Holdings, Inc.	5,445,771

	Semiconductors & Semiconductor Equipment — 2.4%
48,475	Texas Instruments, Inc.	5,056,427

	Software — 5.4%
93,875	Microsoft Corp.	11,610,460

	Specialty Retail — 5.0%
55,960	Home Depot, Inc. (The)	10,624,006

	Total Common Stocks (Identified Cost $187,770,572)	204,382,117

	Total Purchased Options — 2.3% (Identified Cost $4,271,803) (see detail below)	4,901,715

Principal Amount
Short-Term Investments — 3.0%
$6,366,006	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2019 at 1.500% to be repurchased at $6,366,802 on 6/03/2019 collateralized by $6,415,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $6,494,649 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,366,006)	6,366,006

	Total Investments — 101.2% (Identified Cost $198,408,381)	215,649,838
	Other assets less liabilities — (1.2)%	(2,648,803)

	Net Assets — 100.0%	$213,001,035

Purchased Options — 2.3%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 2.3%
S&P 500® Index, Put(a)	01/17/2020	2,750	351	$96,597,306	$4,271,803	$4,901,715

Written Options — (1.9%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (1.9%)
S&P 500® Index, Put	01/17/2020	2,675	(351)	$(96,597,306)	$(3,466,547)	$(3,982,095)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Vaughan Nelson Select Fund – (continued)

Industry Summary at May 31, 2019 (Unaudited)

Oil, Gas & Consumable Fuels	10.4%
Entertainment	9.4
Chemicals	7.4
Capital Markets	6.4
Industrial Conglomerates	6.1
Aerospace & Defense	5.8
Software	5.4
Specialty Retail	5.0
Diversified Telecommunication Services	4.9
Diversified Financial Services	4.8
Multiline Retail	4.7
Health Care Providers & Services	3.8
Life Sciences Tools & Services	3.3
REITs - Diversified	3.3
IT Services	3.1
Biotechnology	2.8
Road & Rail	2.5
Semiconductors & Semiconductor Equipment	2.4
Index Options	2.3
Personal Products	2.3
Banks	2.1
Short-Term Investments	3.0

Total Investments	101.2
Other assets less liabilities (including open written options)	(1.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Statements of Assets and Liabilities

May 31, 2019 (Unaudited)

	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$58,037,193	$198,408,381
Net unrealized appreciation	3,030,308	17,241,457

Investments at value	61,067,501	215,649,838
Cash	—	803,392
Due from brokers (Note 2)	—	59,683
Foreign currency at value (identified cost $5,125 and $0, respectively)	5,130	—
Receivable for Fund shares sold	512,543	620,364
Dividends and interest receivable	38,858	120,330
Tax reclaims receivable	65,030	2,412
Prepaid expenses (Note 8)	8	28

TOTAL ASSETS	61,689,070	217,256,047

LIABILITIES
Options written, at value (premiums received $0 and $3,466,547, respectively) (Note 2)	—	3,982,095
Payable for Fund shares redeemed	150	31,472
Management fees payable (Note 6)	43,944	119,526
Deferred Trustees’ fees (Note 6)	18,018	59,169
Administrative fees payable (Note 6)	2,306	8,085
Payable to distributor (Note 6d)	78	1,080
Other accounts payable and accrued expenses	46,043	53,585

TOTAL LIABILITIES	110,539	4,255,012

NET ASSETS	$61,578,531	$213,001,035

NET ASSETS CONSIST OF:
Paid-in capital	$57,107,850	$190,508,912
Accumulated earnings	4,470,681	22,492,123

NET ASSETS	$61,578,531	$213,001,035

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,319,822	$14,439,683

Shares of beneficial interest	171,012	875,564

Net asset value and redemption price per share	$13.57	$16.49

Offering price per share (100/94.25 of net asset value) (Note 1)	$14.40	$17.50

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$988,303	$6,278,636

Shares of beneficial interest	74,068	402,462

Net asset value and offering price per share	$13.34	$15.60

Class N shares:
Net assets	$3,045,216	$1,245

Shares of beneficial interest	223,774	75

Net asset value, offering and redemption price per share	$13.61	$16.58	*

Class Y shares:
Net assets	$55,225,190	$192,281,471

Shares of beneficial interest	4,058,505	11,597,556

Net asset value, offering and redemption price per share	$13.61	$16.58

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

19  |

Statements of Operations

For the Six Months Ended May 31, 2019 (Unaudited)

	Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$542,743	$1,995,519
Interest	6,837	91,869
Less net foreign taxes withheld	(47,914)	—

	501,666	2,087,388

Expenses
Management fees (Note 6)	229,287	838,065
Service and distribution fees (Note 6)	7,103	52,806
Administrative fees (Note 6)	12,739	46,569
Trustees’ fees and expenses (Note 6)	9,653	15,022
Transfer agent fees and expenses (Notes 6 and 7)	9,097	37,492
Audit and tax services fees	21,250	21,070
Custodian fees and expenses	6,997	3,796
Legal fees (Note 8)	807	2,758
Registration fees	68,819	64,133
Shareholder reporting expenses	3,498	11,325
Miscellaneous expenses (Note 8)	14,492	15,825

Total expenses	383,742	1,108,861
Less waiver and/or expense reimbursement (Note 6)	(80,205)	(73,853)

Net expenses	303,537	1,035,008

Net investment income	198,129	1,052,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,618,841	3,715,851
Options written	—	710,010
Foreign currency transactions (Note 2c)	404	(258)
Net change in unrealized appreciation (depreciation) on:
Investments	1,653,302	(1,492,409)
Options written	—	(1,572,137)
Foreign currency translations (Note 2c)	(220)	39

Net realized and unrealized gain on investments, options written and foreign currency transactions	3,272,327	1,361,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,470,456	$2,413,476

See accompanying notes to financial statements.

|  20

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Vaughan Nelson Select Fund
	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
FROM OPERATIONS:
Net investment income	$198,129	$137,138	$1,052,380	$1,171,915
Net realized gain on investments, options written and foreign currency transactions	1,619,245	1,808,626	4,425,603	16,924,872
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	1,653,082	(1,909,801)	(3,064,507)	(8,480,613)

Net increase in net assets resulting from operations	3,470,456	35,963	2,413,476	9,616,174

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(75,698)	(47,880)	(1,495,814)	(1,715,872)
Class C	(22,333)	(4,651)	(612,885)	(530,390)
Class N	(121,236)	(41)	(107)	(92)
Class Y	(2,042,734)	(540,538)	(15,234,859)	(11,877,364)

Total distributions	(2,262,001)	(593,110)	(17,343,665)	(14,123,718)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	2,921,984	40,276,521	28,293,685	50,701,439

Net increase in net assets	4,130,439	39,719,374	13,363,496	46,193,895
NET ASSETS
Beginning of the period	57,448,092	17,728,718	199,637,539	153,443,644

End of the period	$61,578,531	$57,448,092	$213,001,035	$199,637,539

See accompanying notes to financial statements.

21  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.28		$13.44	$10.53		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.02	(0.00	)(b)	0.00	(b)
Net realized and unrealized gain (loss)	0.79		0.26 (c)	3.15		0.53

Total from Investment Operations	0.82		0.28	3.15		0.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.03)	(0.03)		—
Net realized capital gains	(0.48)		(0.41)	(0.21)		—

Total Distributions	(0.53)		(0.44)	(0.24)		—

Net asset value, end of the period	$13.57		$13.28	$13.44		$10.53

Total return(d)(e)	6.73	%(f)	2.05%	30.63%		5.30	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,320		$1,851	$1,541		$195
Net expenses(g)	1.29	%(h)	1.27%	1.29%		1.30	%(h)
Gross expenses	1.57	%(h)	1.62%	2.56%		2.74	%(h)
Net investment income (loss)	0.46	%(h)	0.16%	(0.00	)%(i)	0.00	%(h)(i)
Portfolio turnover rate	15%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  22

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.06		$13.30	$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)	(0.09)		(0.08)
Net realized and unrealized gain (loss)	0.78		0.26 (b)	3.13		0.55

Total from Investment Operations	0.76		0.17	3.04		0.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	—
Net realized capital gains	(0.48)		(0.41)	(0.21)		—

Total Distributions	(0.48)		(0.41)	(0.21)		—

Net asset value, end of the period	$13.34		$13.06	$13.30		$10.47

Total return(d)(e)	6.32	%(f)	1.25%	29.67%		4.70	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$988		$606	$134		$25
Net expenses(g)	2.04	%(h)	2.03%	2.04%		2.05	%(h)
Gross expenses	2.32	%(h)	2.37%	3.31%		3.18	%(h)
Net investment loss	(0.28	)%(h)	(0.71)%	(0.73)%		(1.09	)%(h)
Portfolio turnover rate	15%		24%	17%		12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

23  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$13.34		$13.49	$11.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.05	0.03
Net realized and unrealized gain (loss)	0.79		0.26 (b)	2.20

Total from Investment Operations	0.84		0.31	2.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.05)	—
Net realized capital gains	(0.48)		(0.41)	—

Total Distributions	(0.57)		(0.46)	—

Net asset value, end of the period	$13.61		$13.34	$13.49

Total return(c)	6.88	%(d)	2.31%	19.80	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,045		$2,843	$1
Net expenses(e)	1.00	%(f)	1.00%	1.00	%(f)
Gross expenses	1.29	%(f)	1.35%	15.78	%(f)
Net investment income	0.74	%(f)	0.38%	0.30	%(f)
Portfolio turnover rate	15%		24%	17	%(g)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  24

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017	Period Ended November 30, 2016*
Net asset value, beginning of the period	$13.33		$13.48	$10.55	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.04	0.05	0.03
Net realized and unrealized gain (loss)	0.79		0.27 (b)	3.14	0.52

Total from Investment Operations	0.84		0.31	3.19	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.05)	(0.05)	—
Net realized capital gains	(0.48)		(0.41)	(0.21)	—

Total Distributions	(0.56)		(0.46)	(0.26)	—

Net asset value, end of the period	$13.61		$13.33	$13.48	$10.55

Total return(c)	6.91	%(d)	2.27%	30.96%	5.50	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,225		$52,147	$16,053	$9,793
Net expenses(e)	1.04	%(f)	1.02%	1.04%	1.05	%(f)
Gross expenses	1.32	%(f)	1.37%	2.31%	2.55	%(f)
Net investment income	0.71	%(f)	0.33%	0.40%	0.45	%(f)
Portfolio turnover rate	15%		24%	17%	12%

*	From commencement of Class operations on March 31, 2016 through November 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

25  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014
Net asset value, beginning of the period	$18.13		$18.59		$15.38		$14.82		$14.78	$14.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.07		0.06		0.03		0.01	(0.01)
Net realized and unrealized gain (loss)	(0.17	)(b)	0.91		3.41		0.83		0.47	2.01

Total from Investment Operations	(0.10)		0.98		3.47		0.86		0.48	2.00

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		(0.01)		(0.00	)(c)	—	(0.01)
Net realized capital gains	(1.54)		(1.34)		(0.25)		(0.30)		(0.44)	(1.43)

Total Distributions	(1.54)		(1.44)		(0.26)		(0.30)		(0.44)	(1.44)

Net asset value, end of the period	$16.49		$18.13		$18.59		$15.38		$14.82	$14.78

Total return(d)	0.61	%(e)(f)	5.62	%(f)	22.86	%(f)	5.91	%(f)	3.31%	15.31	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,440		$17,703		$22,268		$20,502		$15,794	$11,182
Net expenses	1.19	%(g)(h)	1.22	%(h)(i)	1.28	%(h)(j)	1.34	%(h)(k)	1.40%	1.40	%(h)
Gross expenses	1.26	%(g)	1.27%		1.33%		1.37%		1.40%	1.62%
Net investment income (loss)	0.82	%(g)	0.41%		0.39%		0.18%		0.05%	(0.08)%
Portfolio turnover rate	23%		54%		66%		64%		35%	64%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2018, the expense limit decreased from 1.25% to 1.20%.
(j)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.25%.
(k)	Effective July 1, 2016, the expense limit decreased from 1.40% to 1.30%.

See accompanying notes to financial statements.

|  26

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014
Net asset value, beginning of the period	$17.31		$17.84		$14.87		$14.44		$14.52	$14.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.06)		(0.06)		(0.08)		(0.10)	(0.11)
Net realized and unrealized gain (loss)	(0.18	)(b)	0.87		3.28		0.81		0.46	1.99

Total from Investment Operations	(0.17)		0.81		3.22		0.73		0.36	1.88

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.54)		(1.34)		(0.25)		(0.30)		(0.44)	(1.43)

Net asset value, end of the period	$15.60		$17.31		$17.84		$14.87		$14.44	$14.52

Total return(c)	0.26	%(d)(e)	4.77	%(e)	21.96	%(e)	5.14	%(e)	2.52%	14.54	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,279		$6,917		$7,429		$7,693		$5,607	$2,955
Net expenses	1.94	%(f)(g)	1.96	%(g)(h)	2.03	%(g)(i)	2.09	%(g)(j)	2.15%	2.15	%(g)
Gross expenses	2.01	%(f)	2.01%		2.08%		2.12%		2.15%	2.35%
Net investment income (loss)	0.06	%(f)	(0.32)%		(0.37)%		(0.58)%		(0.69)%	(0.84)%
Portfolio turnover rate	23%		54%		66%		64%		35%	64%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2018, the expense limit decreased from 2.00% to 1.95%.
(i)	Effective July 1, 2017, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2016, the expense limit decreased from 2.15% to 2.05%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018		Period Ended November 30, 2017*
Net asset value, beginning of the period	$18.26		$18.73		$16.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.13		0.09
Net realized and unrealized gain (loss)	(0.17	)(b)	0.89		2.36

Total from Investment Operations	(0.08)		1.02		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		—
Net realized capital gains	(1.54)		(1.34)		—

Total Distributions	(1.60)		(1.49)		—

Net asset value, end of the period	$16.58		$18.26		$18.73

Total return(c)	0.69	%(d)	5.90%		15.05	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1		$1
Net expenses(e)	0.90	%(f)	0.93	%(g)	0.97	%(f)(h)
Gross expenses	12.62	%(f)	13.54%		14.62	%(f)
Net investment income	1.06	%(f)	0.68%		0.80	%(f)
Portfolio turnover rate	23%		54%		66	%(i)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2018, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018		Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015	Year Ended November 30, 2014
Net asset value, beginning of the period	$18.25		$18.71		$15.48		$14.90		$14.83	$14.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.13		0.11		0.06		0.05	0.02
Net realized and unrealized gain (loss)	(0.17	)(b)	0.90		3.41		0.85		0.47	2.03

Total from Investment Operations	(0.08)		1.03		3.52		0.91		0.52	2.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.15)		(0.04)		(0.03)		(0.01)	(0.03)
Net realized capital gains	(1.54)		(1.34)		(0.25)		(0.30)		(0.44)	(1.43)

Total Distributions	(1.59)		(1.49)		(0.29)		(0.33)		(0.45)	(1.46)

Net asset value, end of the period	$16.58		$18.25		$18.71		$15.48		$14.90	$14.83

Total return	0.75	%(c)(d)	5.86	%(d)	23.13	%(d)	6.22	%(d)	3.56%	15.66	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$192,281		$175,017		$123,746		$104,324		$78,483	$54,095
Net expenses	0.94	%(e)(f)	0.96	%(f)(g)	1.03	%(f)(h)	1.09	%(f)(i)	1.15%	1.15	%(f)
Gross expenses	1.01	%(e)	1.01%		1.08%		1.12%		1.15%	1.33%
Net investment income	1.05	%(e)	0.68%		0.64%		0.43%		0.31%	0.16%
Portfolio turnover rate	23%		54%		66%		64%		35%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 1.00%.
(i)	Effective July 1, 2016, the expense limit decreased from 1.15% to 1.05%.

See accompanying notes to financial statements.

29  |

Notes to Financial Statements

May 31, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Growth Fund (the “Global Growth Fund”)

Vaughan Nelson Select Fund (the “Select Fund”)

Global Growth Fund is a diversified investment company. Select Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of

|  30

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Funds will fair value S&P 500® Index options using the

31  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

closing rotation values published by the Cboe®. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s Net Asset Value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of May 31, 2019, purchased and written S&P 500® Index options held by Select Fund were fair valued at $4,901,715 and $(3,982,095), representing 2.3% and (1.9)% of net assets, respectively, using the closing rotation values published by the Cboe®.

As of May 31, 2019, securities held by Global Growth Fund were fair valued as follows:

Equity Securities[1]	Percentage of Net Assets
$ 17,229,387	28.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are

|  32

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  Select Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of

33  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument or index to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded option contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced.

e.  Due from Brokers.  Transactions and positions in certain options are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statement of Assets and Liabilities for Select Fund represents cash on deposit with brokers for open option contracts. In certain circumstances the Funds’ use of cash held at brokers is restricted by regulation or broker mandated limits.

f.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the

|  34

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, deferred Trustees’ fees, distribution redesignations and partnership basis adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, return of capital distributions received, partnership basis adjustments and options contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$186,759	$406,351	$593,110
Select Fund	1,293,964	12,829,754	14,123,718

35  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of May 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Global Growth Fund	Select Fund
Federal tax cost	$58,037,193	$198,408,381

Gross tax appreciation	$6,519,377	$24,493,356
Gross tax depreciation	(3,489,069)	(7,767,447)

Net tax appreciation	$3,030,308	$16,725,909

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

|  36

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2019, at value:

Global Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$6,192,465	$1,697,093	$—	$7,889,558
Denmark	—	1,930,237	—	1,930,237
France	1,035,483	1,692,001	—	2,727,484
Italy	—	416,286	—	416,286
Netherlands	—	1,393,646	—	1,393,646
Switzerland	166,388	5,065,809	—	5,232,197
United Kingdom	—	5,034,315	—	5,034,315
All Other Common Stocks(a)	35,254,416	—	—	35,254,416

Total Common Stocks	42,648,752	17,229,387	—	59,878,139

Short-Term Investments	—	1,189,362	—	1,189,362

Total	$42,648,752	$18,418,749	$—	$61,067,501

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

37  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

A common stock valued at $952,105 was transferred from Level 2 to Level 1 during the period ended May 31, 2019. At November 30, 2018, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At May 31, 2019, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

A common stock valued at $920,502 was transferred from Level 1 to Level 2 during the period ended May 31, 2019. At November 30, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At May 31, 2019, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Select Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$204,382,117	$—	$—	$204,382,117
Purchased Options(a)	—	4,901,715	—	4,901,715
Short-Term Investments	—	6,366,006	—	6,366,006

Total	$204,382,117	$11,267,721	$—	$215,649,838

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$ (3,982,095)	$—	$ (3,982,095)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended May 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Select Fund used during the period include option contracts.

Select Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased and written put options to hedge against a decline in values. The Fund may also use written call options to collect incremental income on an equity position it holds. During the six months ended May 31, 2019, the Fund engaged in purchased and written put options for hedging purposes.

|  38

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

The following is a summary of derivative instruments for the Select Fund as of May 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$4,901,715

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(3,982,095)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Select Fund during the six months ended May 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Options written
Equity contracts	$(522,058)	$710,010

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$2,021,323	$(1,572,137)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity, as a percentage of net assets, for Select Fund, based on month-end market values of underlying securities, at absolute value, was as follows for the six months ended May 31, 2019:

Select Fund**	Put Options Purchased	Put Options Written
Average Market Value of Underlying Securities	15.29%	17.43%
Highest Market Value of Underlying Securities	45.35%	45.35%
Lowest Market Value of Underlying Securities	0.00%	0.00%
Market Value of Underlying Securities as of May 31, 2019	45.35%	45.35%

**	Market value of underlying instruments is determined as follows: for indices, by multiplying option contracts by the contract multiplier by the price of the option’s underlying index.

39  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

Amounts outstanding at the end of the prior period are included in the average amount outstanding.

5.  Purchases and Sales of Securities.  For the six months ended May 31, 2019, purchases and sales of securities (excluding short-term investments, option contracts and U.S. Government/Agency securities) were as follows:

Fund	Purchases	Sales
Global Growth Fund	$8,298,518	$9,242,352
Select Fund	59,016,842	45,720,889

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Global Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to the Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Effective July 1, 2019, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.53%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  40

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

For the six months ended May 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.30%	2.05%	1.00%	1.05%
Select Fund	1.20%	1.95%	0.90%	0.95%

Effective July 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.25%	2.00%	0.95%	1.00%
Select Fund	1.15%	1.90%	0.85%	0.90%

These new undertakings are in effect until March 31, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended May 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Global Growth Fund	$229,287	$75,842	$3,976	$149,469	0.80%	0.52%
Select Fund	838,065	59,297	13,379	765,389	0.80%	0.73%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2020.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

41  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

No expenses were recovered for any of the Funds during the six months ended May 31, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$2,548	$1,139	$3,416
Select Fund	19,887	8,230	24,689

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for

|  42

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended May 31, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Global Growth Fund	$12,739	$302	$12,437
Select Fund	46,569	1,107	45,462

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

43  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

For the six months ended May 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Growth Fund	$5,605
Select Fund	30,872

As of May 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$78
Select Fund	1,080

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2019 were as follows:

Fund	Commissions
Global Growth Fund	$495
Select Fund	950

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she

|  44

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of May 31, 2019, Natixis and affiliates held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund
Global Growth Fund	24.72%
Select Fund	Less than 0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

45  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

For the six months ended May 31, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Global Growth Fund	$85
Select Fund	70

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$335	$153	$85	$8,524
Select Fund	2,860	1,180	70	33,382

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended May 31, 2019, neither Fund had borrowings under this agreement.

|  46

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of May 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Growth Fund	2	37.56%	24.72%	62.28%
Select Fund	1	9.32%	—	9.32%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

47  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	43,025	$567,215	55,513	$750,169
Issued in connection with the reinvestment of distributions	6,102	72,794	3,442	45,503
Redeemed	(17,566)	(222,675)	(34,098)	(459,170)

Net change	31,561	$417,334	24,857	$336,502

Class C
Issued from the sale of shares	37,149	$445,626	40,688	$552,191
Issued in connection with the reinvestment of distributions	1,896	22,333	355	4,651
Redeemed	(11,404)	(149,360)	(4,662)	(62,814)

Net change	27,641	$318,599	36,381	$494,028

Class N
Issued from the sale of shares	606	$7,934	370,191	$5,037,806
Issued in connection with the reinvestment of distributions	10,137	121,236	3	41
Redeemed	(150)	(2,054)	(157,102)	(2,192,826)

Net change	10,593	$127,116	213,092	$2,845,021

Class Y
Issued from the sale of shares	822,004	$10,945,119	3,420,773	$46,082,848
Issued in connection with the reinvestment of distributions	170,319	2,037,028	40,764	540,127
Redeemed	(844,753)	(10,923,212)	(741,128)	(10,022,005)

Net change	147,570	$2,058,935	2,720,409	$36,600,970

Increase from capital share transactions	217,365	$2,921,984	2,994,739	$40,276,521

|  48

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	38,544	$613,163	287,426	$5,264,059
Issued in connection with the reinvestment of distributions	97,584	1,414,973	91,854	1,591,840
Redeemed	(236,889)	(3,880,762)	(600,541)	(11,109,114)

Net change	(100,761)	$(1,852,626)	(221,261)	$(4,253,215)

Class C
Issued from the sale of shares	29,357	$426,209	119,507	$2,095,201
Issued in connection with the reinvestment of distributions	39,080	537,740	27,460	457,492
Redeemed	(65,661)	(1,017,983)	(163,783)	(2,883,432)

Net change	2,776	$(54,034)	(16,816)	$(330,739)

Class N
Issued from the sale of shares	2	$17	—	$—
Issued in connection with the reinvestment of distributions	7	107	5	92

Net change	9	$124	5	$92

Class Y
Issued from the sale of shares	2,311,527	$36,718,343	3,898,143	$72,584,750
Issued in connection with the reinvestment of distributions	911,924	13,277,611	649,091	11,300,753
Redeemed	(1,215,020)	(19,795,733)	(1,571,820)	(28,600,202)

Net change	2,008,431	$30,200,221	2,975,414	$55,285,301

Increase from capital share transactions	1,910,455	$28,293,685	2,737,342	$50,701,439

49  |

Semiannual Report

May 31, 2019

Loomis Sayles Senior Floating Rate and Fixed Income Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND

Managers:	Symbols:

John R. Bell	Class A LSFAX

Michael L. Klawitter, CFA®	Class C LSFCX

Loomis, Sayles & Company, L.P.	Class N LSFNX

Class Y LSFYX

Investment Goal

The Fund seeks to provide a high level of current income.

1  |

Average Annual Total Returns — May 31, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 9/30/11)[1]				Class Y/A/C	Class N
NAV	1.75%	2.39%	3.78%	5.76%	—%	0.80%	0.80%

Class A (Inception 9/30/11)
NAV	1.62	2.13	3.52	5.50	—	1.05	1.05
With 3.50% Maximum Sales Charge	-1.95	-1.47	2.79	5.00	—

Class C (Inception 9/30/11)
NAV	1.24	1.37	2.74	4.72	—	1.80	1.80
With CDSC[2]	0.26	0.41	2.74	4.72	—

Class N (Inception 3/31/2017)
NAV	1.77	2.55	—	—	3.77	0.95	0.74

Comparative Performance
S&P/LSTA Leveraged Loan Index[3]	2.80	3.83	3.75	4.43	4.09

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

9/30/11 represents the date Class Y shares were first registered for public sale under the Securities Act of 1933. 9/16/11 represents commencement of operations for Class Y shares for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The S&P/LSTA Leveraged Loan Index (LLI) covers loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leveraged loans.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 3/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from December 1, 2018 through May 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES SENIOR FLOATING RATE AND FIXED INCOME FUND	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID DURING PERIOD* 12/1/2018 – 5/31/2019
Class A
Actual	$1,000.00	$1,016.20	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39
Class C
Actual	$1,000.00	$1,012.40	$9.13
Hypothetical (5% return before expenses)	$1,000.00	$1,015.86	$9.15
Class N
Actual	$1,000.00	$1,017.70	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88
Class Y
Actual	$1,000.00	$1,017.50	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.07%, 1.82%, 0.77% and 0.82% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

BOARD APPROVAL OF THE EXISTING

ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review

|  6

Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that, through December 31, 2018, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Senior Floating Rate and Fixed Income Fund	22%	12%	3%

7  |

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under the cap.

The Trustees also noted that the Fund’s total advisory fee rate was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rate, including that the Fund’s advisory fee rate was only two basis points above its peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

|  8

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that although the Fund’s advisory fee was not subject to breakpoints, the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above. The Trustees also considered that the Fund has benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2020.

9  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 90.0% of Net Assets
	Aerospace & Defense — 1.7%
$18,971,027	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 7.189%, 4/03/2023(a)	$18,876,172
15,942,328	Constellis Holdings LLC, 2017 1st Lien Term Loan, LIBOR + 5.000%, 7.583%, 4/21/2024(b)	13,232,132
2,287,705	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 7/26/2024(a)	2,276,267
10,677,279	MHVC Acquisition Corp., 2017 Term Loan, 1-month LIBOR + 5.250%, 7.690%, 4/29/2024(a)	10,490,427
10,514,209	WP CPP Holdings LLC, 2018 Term Loan, LIBOR + 3.750%, 6.340%, 4/30/2025(b)	10,505,482

		55,380,480

	Airlines — 0.5%
10,499,685	Allegiant Travel Co., Term Loan B, 3-month LIBOR + 4.500%, 7.065%, 2/05/2024(a)	10,434,062
5,438,830	Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.190%, 12/06/2025(a)	5,479,621

		15,913,683

	Automotive — 5.2%
16,780,843	BBB Industries U.S. Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.967%, 8/01/2025(a)	16,717,915
17,489,253	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.440%, 3/24/2025(a)	17,489,253
19,736,589	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.772%, 5/19/2023(a)	19,280,279
17,043,436	DexKo Global, Inc., 2018 USD Term Loan, 1-month LIBOR + 3.500%, 5.939%, 7/24/2024(a)	16,990,261
12,565,824	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.583%, 10/24/2025(a)	12,314,507
11,495,911	Innovative Xcessories & Services LLC, Term Loan B, 1-month LIBOR + 4.750%, 7.190%, 11/29/2022(a)	11,380,952
14,111,115	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.189%, 10/19/2023(a)	13,887,736
15,594,160	L&W, Inc., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 5/22/2025(a)	15,282,277
10,033,000	Panther BF Aggregator 2 LP, USD Term Loan B, 1-month LIBOR + 3.500%, 5.929%, 4/30/2026(a)	9,951,532
15,572,364	Trico Group LLC, 2019 Incremental Term Loan, 3-month LIBOR + 7.000%, 9.601%, 2/02/2024(a)	14,832,677
19,311,938	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 4/21/2024(a)	18,346,341
8,515,239	U.S. Farathane LLC, 2017 Term Loan B4, 3-month LIBOR + 3.500%, 6.101%, 12/23/2021(a)	8,238,493

		174,712,223

	Brokerage — 0.3%
5,779,000	Citadel Securities LP, Term Loan B, 1-month LIBOR + 3.500%, 5.939%, 2/22/2026(a)	5,779,000

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — continued
$3,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.190%, 7/20/2026(a)	$3,871,305

		9,650,305

	Building Materials — 3.8%
6,796,000	Big Ass Fans LLC, 2018 Term Loan, 5/21/2024(c)	6,791,786
20,124,762	CPG International, Inc., 2017 Term Loan, 6-month LIBOR + 3.750%, 6.633%, 5/05/2024(a)	19,873,203
12,187,568	DiversiTech Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 3.000%, 5.601%, 6/03/2024(a)	11,806,707
8,678,086	GYP Holdings III Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.189%, 6/01/2025(a)	8,511,727
20,971,615	Interior Logic Group, Inc., 2018 Term Loan B, 3-month LIBOR + 4.000%, 6.601%, 5/30/2025(a)	20,657,041
15,601,553	Janus International Group LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.439%, 2/12/2025(a)	15,484,541
5,939,397	Mannington Mills, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.351%, 10/01/2021(a)	5,926,389
17,486,475	NCI Building Systems, Inc., 2018 Term Loan, 3-month LIBOR + 3.750%, 6.354%, 4/12/2025(a)	17,216,834
3,586,689	VC GB Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.439%, 2/28/2024(a)	3,514,955
1,308,300	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.439%, 2/28/2025(a)	1,298,488
17,014,258	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 5.860%, 12/19/2023(a)	16,636,712

		127,718,383

	Chemicals — 1.3%
1,422,654	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.439%, 11/18/2024(a)	1,404,871
7,225,890	Natgasoline LLC, Term Loan B, 3-month LIBOR + 3.500%, 6.125%, 11/14/2025(a)	7,207,825
9,772,000	Perstorp Holding AB, USD Term Loan B, 3-month LIBOR + 4.750%, 7.271%, 2/27/2026(a)	9,600,990
12,568,500	Polymer Additives, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 6.000%, 8.439%, 7/31/2025(a)	12,065,760
15,661,457	Transcendia, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 5/30/2024(a)	13,782,082

		44,061,528

	Construction Machinery — 0.4%
3,266,549	Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023(d)(e)(f)	2,515,243
2,389,195	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.930%, 10/26/2022(a)(e)(f)	2,329,466
7,464,775	Utility One Source LP, Term Loan B, 1-month LIBOR + 5.500%, 7.938%, 4/18/2023(g)	7,502,099

		12,346,808

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 7.5%
$22,215,341	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 2/27/2025(a)	$22,097,377
9,475,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 10.189%, 2/27/2026(a)	9,396,073
14,100,957	Allied Universal Holdco LLC, 2015 Term Loan, 1-month LIBOR + 3.750%, 6.189%, 7/28/2022(a)	13,695,554
9,975,000	Allied Universal Holdco LLC, Incremental Term Loan, 1-month LIBOR + 4.250%, 6.689%, 7/28/2022(a)	9,875,250
16,551,131	ASP MCS Acquisition Corp., Term Loan B, 1-month LIBOR + 4.750%, 7.189%, 5/18/2024(a)	10,658,929
8,744,000	BIFM CA Buyer, Inc., Term Loan B, 5/02/2026(c)	8,722,140
5,920,667	Boing U.S. Holdco, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.967%, 10/03/2025(a)	5,802,253
16,715,518	Deerfield Dakota Holding LLC, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 2/13/2025(a)	16,230,768
9,904,537	DG Investment Intermediate Holdings 2, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.439%, 2/03/2025(a)	9,644,543
1,890,000	DG Investment Intermediate Holdings 2, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.189%, 2/02/2026(a)	1,814,400
18,665,379	DTI Holdco, Inc., 2018 Term Loan B, LIBOR + 4.750%, 7.333%, 9/30/2023(b)	17,265,476
9,585,388	DTZ U.S. Borrower LLC, 2018 Add On Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 8/21/2025(a)	9,552,415
12,362,226	Garda World Security Corp., 2017 Term Loan, 3-month LIBOR + 3.500%, 6.115%, 5/24/2024(a)	12,251,461
1,766,375	Guidehouse LLP, 2018 Term Loan, 1-month LIBOR + 3.000%, 5.439%, 5/01/2025(a)	1,744,296
13,564,764	Imagine! Print Solutions, Inc., 2017 Term Loan, 1-month LIBOR + 4.750%, 7.190%, 6/21/2022(a)	11,597,873
345,858	Mister Car Wash Holdings, Inc., 2019 Delayed Draw Term Loan, 0.500%, 5/14/2026(h)	344,921
6,917,164	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.500%, 5.949%, 5/14/2026(a)	6,898,418
14,130,486	National Intergovernmental Purchasing Alliance Co., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.101%, 5/23/2025(a)	13,945,094
22,398,000	Quad/Graphics, Inc., 2018 Term Loan B, 1-month LIBOR + 5.000%, 7.440%, 1/31/2026(a)	22,398,000
14,641,012	Southern Graphics, Inc., 2018 Term Loan B, LIBOR + 3.250%, 5.711%, 12/31/2022(b)	12,152,040
5,212,162	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 6/19/2024(a)	5,062,312
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.689%, 6/30/2022(a)	4,551,746
10,761,358	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.439%, 12/19/2023(a)	10,223,290
1,848	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, Prime + 3.000%, 8.500%, 12/19/2023(a)	1,756
12,449,730	West Corp., 2017 Term Loan, LIBOR + 4.000%, 6.522%, 10/10/2024(b)	11,583,478

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$2,229,336	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 3-month LIBOR + 2.750%, 5.360%, 5/18/2025(a)	$2,156,883

		249,666,746

	Consumer Products — 7.8%
35,996,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.939%, 7/25/2022(a)	26,805,332
16,046,245	Anastasia Parent LLC, 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 8/11/2025(a)	13,900,060
15,063,021	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 6.939%, 10/26/2023(a)	14,686,445
6,531,630	Callaway Golf Co., Term Loan B, 1-month LIBOR + 4.500%, 6.967%, 1/02/2026(a)	6,596,946
14,923,664	CWGS Group LLC, 2016 Term Loan, 1-month LIBOR + 2.750%, 5.233%, 11/08/2023(g)	13,505,916
12,072,190	Global Appliance, Inc., Term Loan B, 1-month LIBOR + 4.000%, 6.440%, 9/29/2024(a)	12,001,809
12,374,511	Highline Aftermarket Acquisition LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.938%, 4/26/2025(a)	11,229,869
17,736,363	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.601%, 5/01/2024(a)	16,705,526
10,714,383	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 7/01/2023(a)	10,567,061
15,850,225	Pelican Products, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.967%, 5/01/2025(a)	15,533,221
16,269,592	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 8/16/2023(a)	16,289,929
6,605,014	Rodan & Fields LLC, 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.440%, 6/06/2025(a)	5,833,086
4,267,863	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.961%, 11/08/2023(g)	2,983,065
16,335,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.440%, 11/08/2024(a)	7,986,919
20,047,508	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.680%, 6/15/2025(a)	19,245,607
15,813,295	Strategic Partners Acquisition Corp., 2016 Term Loan, 1-month LIBOR + 3.750%, 6.189%, 6/30/2023(a)	15,813,295
18,617,761	Thor Industries, Inc., USD Term Loan B, 1-month LIBOR + 3.750%, 6.250%, 2/01/2026(a)	18,105,773
16,323,070	Weight Watchers International, Inc., 2017 Term Loan B, 3-month LIBOR + 4.750%, 7.350%, 11/29/2024(a)	15,996,609
17,668,868	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.772%, 6/30/2024(a)	17,525,397

		261,311,865

	Diversified Manufacturing — 2.1%
17,378,362	Cortes NP Acquisition Corp., 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 11/30/2023(a)	16,335,660

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$21,889,527	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.851%, 7/19/2024(a)	$21,342,289
10,455,000	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 10/19/2022(a)	10,350,450
14,897,582	Robertshaw U.S. Holding Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 6.000%, 2/28/2025(a)	13,780,263
7,560,000	Tank Holding Corp., 2019 Term Loan B, LIBOR + 4.000%, 6.682%, 3/26/2026(b)	7,573,230

		69,381,892

	Electric — 1.6%
1,517,000	Carroll County Energy LLC, Term Loan B, 3-month LIBOR + 3.500%, 6.101%, 2/15/2026(a)	1,524,585
12,493,220	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.953%, 8/08/2025(a)	12,243,356
3,117,000	Edgewater Generation LLC, Term Loan, 12/13/2025(c)	3,111,545
8,788,593	Edgewater Generation LLC, Term Loan, 1-month LIBOR + 3.750%, 6.189%, 12/13/2025(a)	8,773,212
6,882,000	Mirion Technologies, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 6.595%, 3/06/2026(a)	6,903,541
7,571,000	Oregon Clean Energy LLC, Term Loan, 1-month LIBOR + 3.750%, 6.189%, 3/01/2026(a)	7,571,000
345,631	Revere Power LLC, Term Loan B, 3/29/2026(c)	343,471
10,062,934	Revere Power LLC, Term Loan B, 2-month LIBOR + 4.250%, 6.791%, 3/29/2026(a)	10,000,041
54,369	Revere Power LLC, Term Loan C, 3/29/2026(c)	54,029
1,560,320	Revere Power LLC, Term Loan C, 2-month LIBOR + 4.250%, 6.791%, 3/29/2026(a)	1,550,568

		52,075,348

	Environmental — 0.6%
10,463,696	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 6.351%, 5/09/2025(a)	9,862,033
4,213,830	USS Ultimate Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 8/25/2024(a)	4,211,723
9,698,454	Zep, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.601%, 8/12/2024(a)	7,700,573

		21,774,329

	Financial Other — 2.0%
17,731,758	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.939%, 2/28/2025(a)	17,111,147
13,191,663	AqGen Ascensus, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 4.000%, 6.601%, 12/03/2022(a)	13,183,484
10,922,364	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.772%, 3/04/2022(a)	10,922,364
12,586,810	LifeMiles Ltd., Term Loan B, 1-month LIBOR + 5.500%, 7.939%, 8/18/2022(a)	12,523,876
13,372,026	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 3-month LIBOR + 3.000%, 5.651%, 11/21/2024(a)	12,904,005

		66,644,876

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — 1.7%
$9,968,809	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 12/13/2023(a)	$9,657,284
4,702,652	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1-month LIBOR + 3.250%, 5.689%, 12/13/2023(a)	4,535,143
3,863,934	Arctic Glacier U.S.A., Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.939%, 3/20/2024(a)	3,841,407
1,994,937	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 3.500%, 6.081%, 7/07/2024(a)	1,999,924
8,479,748	CPM Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 11/15/2025(a)	8,373,751
6,184,422	Hearthside Food Solutions LLC, 2018 Term Loan B, 1-month LIBOR + 3.688%, 6.126%, 5/23/2025(a)	6,034,202
8,985,331	High Liner Foods, Inc., Refi Term Loan B, LIBOR + 3.250%, 5.849%, 4/24/2021(b)	8,266,504
523,078	High Liner Foods, Inc., Refi Term Loan B, Prime + 2.250%, 5.865%, 4/24/2021(a)	481,232
14,477,821	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 3.500%, 6.011%, 11/18/2023(b)	13,907,829

		57,097,276

	Gaming — 0.2%
5,513,000	PCI Gaming Authority, Term Loan, 5/15/2026(c)	5,509,913

	Health Insurance — 0.1%
4,987,500	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 12/31/2025(a)	4,910,593

	Healthcare — 4.2%
15,615,203	Argon Medical Devices, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 1/23/2025(a)	15,581,006
8,619,232	ATI Holdings Acquisition, Inc., 2016 Term Loan, 1-month LIBOR + 3.500%, 5.930%, 5/10/2023(a)	8,457,621
9,236,717	Aveanna Healthcare LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 6.689%, 3/18/2024(a)	8,890,340
14,423,860	Carestream Dental Equipment, Inc, 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.689%, 9/01/2024(a)	14,198,560
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.430%, 8/15/2025(a)	2,295,668
6,169,481	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 6.351%, 5/02/2023(a)	6,154,058
2,379,000	Gentiva Health Services, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.500%, 7/02/2026(a)	2,411,711
9,382,405	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.851%, 6/28/2024(a)	9,229,940
17,423,671	HC Group Holdings III, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 4/07/2022(a)	17,358,332
7,755,304	National Mentor Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 4.250%, 6.690%, 3/09/2026(a)	7,769,884

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$481,696	National Mentor Holdings, Inc., 2019 Term Loan C, 1-month LIBOR + 4.250%, 6.690%, 3/09/2026(a)	$482,601
2,807,000	NVA Holdings, Inc., Term Loan B4, 1-month LIBOR + 3.500%, 5.939%, 2/02/2025(a)	2,796,474
11,975,836	Onex TSG Intermediate Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.439%, 7/31/2022(a)	11,874,760
11,323,723	Surgery Center Holdings, Inc., 2017 Term Loan B, 1-month LIBOR + 3.250%, 5.690%, 9/02/2024(a)	11,105,741
7,321,306	Tecomet Inc., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.953%, 5/01/2024(a)	7,284,700
16,471,230	Verscend Holding Corp., 2018 Term Loan B, 1-month LIBOR + 4.500%, 6.939%, 8/27/2025(a)	16,454,759

		142,346,155

	Home Construction — 0.6%
9,058,287	Fastener Acquisition, Inc., 2018 1st Lien Term Loan, Prime + 3.250%, 8.750%, 3/28/2025(a)	8,967,704
5,251,614	Hayward Industries, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 8/05/2024(a)	5,120,324
6,225,143	LBM Borrower LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 8/20/2022(a)	6,213,502

		20,301,530

	Independent Energy — 1.0%
11,400,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.178%, 12/31/2022(a)	10,820,538
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 12.803%, 12/31/2021(a)	6,202,381
23,593,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.430%, 3/01/2024(a)(i)	16,987,472

		34,010,391

	Industrial Other — 5.8%
16,359,319	ABG Intermediate Holdings 2 LLC, 2017 1st Lien Add-On Term Loan, 1-month LIBOR + 3.500%, 5.939%, 9/26/2024(a)	16,066,160
16,959,495	ASP Unifrax Holdings, Inc., Term Loan B, 3-month LIBOR + 3.750%, 6.351%, 12/12/2025(a)	16,565,187
14,222,945	Capri Finance LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 5.833%, 11/01/2024(a)	13,938,486
10,476,823	CIBT Global, Inc., 2017 Term Loan, LIBOR + 3.750%, 6.360%, 6/03/2024(b)	10,306,574
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.430%, 11/22/2021(a)	4,541,187
16,834,213	Diamond (BC) B.V., USD Term Loan, LIBOR + 3.000%, 5.583%, 9/06/2024(b)	14,940,364
12,712,136	GI Revelation Acquisition LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.439%, 4/16/2025(a)	12,574,464
17,362,888	Harland Clarke Holdings Corp., Term Loan B7, 3-month LIBOR + 4.750%, 7.351%, 11/03/2023(a)	14,450,264
15,637,200	International Textile Group, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.486%, 5/01/2024(a)	14,777,154

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — continued
$7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 1-month LIBOR + 9.000%, 11.486%, 5/01/2025(a)(e)(f)	$7,045,200
9,124,448	Loparex Holding B.V., 2018 Term Loan, 1-month LIBOR + 4.250%, 6.689%, 4/11/2025(a)	9,078,825
18,465,210	LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 9/06/2025(a)	17,549,705
1,205,107	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 7.833%, 6/01/2022(a)	1,211,133
13,750,542	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 8.083%, 5/11/2023(a)	13,681,789
17,024,378	Savage Enterprises LLC, 2018 1st Lien Term Loan B, 1-month LIBOR + 4.500%, 6.970%, 8/01/2025(a)	17,066,939
9,055,263	WireCo WorldGroup, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.000%, 7.439%, 9/30/2023(a)	9,046,208

		192,839,639

	Internet & Data — 3.6%
6,731,905	CareerBuilder, LLC, Term Loan, 3-month LIBOR + 6.750%, 9.351%, 7/31/2023(a)	6,706,661
5,409,443	EagleView Technology Corp., 2018 Add On Term Loan B, 1-month LIBOR + 3.500%, 5.930%, 8/14/2025(a)	5,193,065
22,242,399	EIG Investors Corp., 2018 1st Lien Term Loan, LIBOR + 3.750%, 6.270%, 2/09/2023(b)	22,147,869
19,693,322	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.180%, 9/13/2024(a)	19,521,006
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 7.500%, 9.930%, 9/15/2025(a)	8,863,112
20,341,867	NeuStar, Inc., 2018 Term Loan B4, 1-month LIBOR + 3.500%, 5.939%, 8/08/2024(a)	19,604,474
12,838,048	NeuStar, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.439%, 8/08/2025(a)	12,164,050
11,919,128	WeddingWire, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 6.939%, 12/19/2025(a)	11,889,330
15,639,410	Zacapa LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.601%, 7/02/2025(a)	15,717,607

		121,807,174

	Leisure — 2.1%
12,218,882	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 6.263%, 7/08/2022(b)	11,943,957
7,850,316	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.250%, 10.782%, 7/10/2023(g)	6,986,782
19,529,139	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.940%, 7/03/2024(a)	19,492,620
14,146,392	Leslie’s Poolmart, Inc., 2016 Term Loan, 2-month LIBOR + 3.500%, 5.981%, 8/16/2023(a)	13,706,863
5,826,000	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 7.985%, 5/08/2026(a)	5,833,283

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Leisure — continued
$14,081,517	Recess Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 9/29/2024(a)	$13,905,498

		71,869,003

	Lodging — 0.3%
8,635,000	Aimbridge Acquisition Co., Inc., 2019 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.236%, 2/02/2026(a)	8,656,587

	Media Entertainment — 3.1%
8,935,852	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 7.101%, 7/31/2020(a)	8,131,625
2,846,383	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.250%, 8.730%, 2/25/2022(b)	2,813,166
15,664,025	Cengage Learning, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 6.680%, 6/07/2023(a)	14,894,765
15,985,735	Comet Bidco Ltd., 2018 USD Term Loan B, LIBOR + 5.000%, 7.521%, 9/30/2024(b)	15,745,949
19,931,303	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 5.439%, 5/31/2021(a)	19,067,680
14,560,692	LSC Communications, Inc., 2017 Term Loan B, 1-week LIBOR + 5.500%, 7.896%, 9/30/2022(a)	14,487,889
13,603,443	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 5/04/2022(a)	12,899,873
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 7/03/2026(c)	9,506,000
6,321,238	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 1-month LIBOR + 7.000%, 9.439%, 8/21/2022(a)	6,289,632

		103,836,579

	Metals & Mining — 1.5%
11,480,110	American Rock Salt Co. LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 3/21/2025(a)	11,432,238
4,877,652	AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 2/01/2025(c)	4,796,878
17,764,586	GrafTech Finance, Inc., 2018 Term Loan B, 1-month LIBOR + 3.500%, 5.939%, 2/12/2025(a)	17,609,146
18,066,535	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.500%, 5/01/2025(a)	17,133,037

		50,971,299

	Midstream — 2.2%
10,410,850	BCP Raptor LLC, Term Loan B, 1-month LIBOR + 4.250%, 6.689%, 6/24/2024(a)	10,081,138
16,661,518	Brazos Delaware II LLC, Term Loan B, 1-month LIBOR + 4.000%, 6.442%, 5/21/2025(a)	15,818,111
5,846,114	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 2/15/2024(a)	5,676,811
12,430,000	Lower Cadence Holdings LLC, Term Loan B, 5/10/2026(c)	12,406,756
16,272,362	Lucid Energy Group II LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.000%, 5.430%, 2/17/2025(a)	15,757,017
13,147,687	Prairie ECI Acquiror LP, Term Loan B, 3-month LIBOR + 4.750%, 7.366%, 3/11/2026(a)	13,225,784

		72,965,617

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 0.8%
$30,203,810	Covia Holdings Corp., Term Loan, 3-month LIBOR + 4.000%, 6.598%, 6/01/2025(a)	$25,654,512

	Packaging — 2.0%
16,776,335	Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3-month LIBOR + 3.250%, 5.876%, 6/29/2025(a)	16,101,088
4,001,816	PLZ Aeroscience Corp., USD Term Loan, 1-month LIBOR + 3.500%, 5.986%, 7/31/2022(a)	3,974,324
16,670,490	Spectrum Holdings III Corp., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.689%, 1/31/2025(a)	15,753,613
16,481,790	Titan Acquisition Ltd., 2018 Term Loan B, 1-month LIBOR + 3.000%, 5.439%, 3/28/2025(a)	15,804,553
14,708,462	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 6.352%, 11/30/2023(g)	14,625,800

		66,259,378

	Pharmaceuticals — 0.3%
9,438,793	Akorn, Inc., Term Loan B, 1-month LIBOR + 7.000%, 9.439%, 4/16/2021(a)	8,801,675

	Property & Casualty Insurance — 2.2%
19,157,387	Confie Seguros Holding II Co., 2016 Term Loan B, 1-month LIBOR + 4.750%, 7.189%, 4/19/2022(a)	19,057,577
2,375,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 9.189%, 4/27/2025(a)	2,383,906
15,507,167	Hyperion Insurance Group Ltd., 2017 Repriced Term Loan, 1-month LIBOR + 3.500%, 5.938%, 12/20/2024(a)	15,486,077
17,126,503	Mitchell International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.689%, 11/29/2024(a)	16,312,994
21,367,583	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 6.189%, 10/01/2021(a)	20,053,477

		73,294,031

	REITs – Retail — 0.4%
14,155,953	Forest City Enterprises LP, Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 12/07/2025(a)	14,185,398

	Restaurants — 3.1%
15,052,149	Big Jack Holdings LP, 2018 Term Loan B, 1-month LIBOR + 3.250%, 5.690%, 4/05/2024(a)	14,638,215
9,361,615	Bojangles’ Restaurants, Inc., Term Loan, 1-month LIBOR + 4.750%, 7.189%, 1/07/2026(a)	9,361,615
16,862,757	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 6/27/2025(a)	16,369,522
9,890,788	NPC International, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 4/19/2024(a)	7,754,378
16,259,934	Portillo’s Holdings LLC, 1st Lien Term Loan, 3-month LIBOR + 4.500%, 7.101%, 8/02/2021(a)	16,239,609
12,504,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 10.601%, 8/01/2022(a)	12,316,440

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Restaurants — continued
$21,038,194	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 7.689%, 7/28/2021(a)	$20,748,918
9,552,816	TMK Hawk Parent Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.940%, 8/28/2024(a)	7,976,601

		105,405,298

	Retailers — 5.1%
11,664,419	Academy Ltd., 2015 Term Loan B, 1-month LIBOR + 4.000%, 6.454%, 7/01/2022(g)	8,447,022
16,950,412	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.601%, 2/10/2023(a)	15,891,011
17,167,456	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 6.083%, 6/03/2022(a)	16,952,863
24,930,999	Bass Pro Group LLC, Term Loan B, 1-month LIBOR + 5.000%, 7.439%, 9/25/2024(a)	24,221,961
20,978,194	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 7.689%, 8/14/2023(a)	20,506,185
2,098,806	EG America LLC, 2018 USD Term Loan, 3-month LIBOR + 4.000%, 6.601%, 2/07/2025(a)	2,058,572
13,003,650	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 6.601%, 2/07/2025(a)	12,754,370
16,185,690	Hillman Group, Inc. (The), 2018 Term Loan B, 1-month LIBOR + 4.000%, 6.439%, 5/31/2025(a)	15,756,769
5,805,000	Kontoor Brands, Inc., Term Loan B, 3-month LIBOR + 4.250%, 6.801%, 5/17/2026(a)	5,775,975
17,743,550	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 5.717%, 10/25/2020(a)	15,951,452
10,138,631	PetSmart, Inc., Consenting Term Loan, 1-month LIBOR + 4.250%, 6.720%, 3/11/2022(a)	9,738,764
13,825,000	Staples, Inc., 7 Year Term Loan, 3-month LIBOR + 5.000%, 7.601%, 4/16/2026(a)	13,341,125
11,137,331	The Talbots, Inc., 2018 Term Loan B, 1-month LIBOR + 7.000%, 9.439%, 11/28/2022(a)	10,956,349

		172,352,418

	Supermarkets — 0.5%
16,167,640	BI-LO Holding LLC, Exit Term Loan B, 3-month LIBOR + 8.000%, 10.585%, 5/31/2024(g)	15,520,935

	Technology — 10.4%
12,914,254	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 6.101%, 6/13/2024(a)	12,634,015
13,760,000	Almonde, Inc., USD 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 9.851%, 6/13/2025(a)	13,717,069
8,320,000	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 6.689%, 4/23/2026(a)	8,323,494
14,682,110	Brooks Automation, Inc., 2019 Term Loan B, 2-month LIBOR + 3.000%, 5.500%, 10/04/2024(a)	14,645,405
14,488,000	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 4/06/2026(a)	14,415,560

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$13,920,313	Corel Corp., 2018 1st Lien Term Loan B, 3-month LIBOR + 5.000%, 7.522%, 6/04/2024(a)	$13,885,512
9,444,800	DigiCert, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 10.439%, 10/31/2025(a)	9,350,352
9,097,956	DigiCert, Inc., 2017 Term Loan B1, 1-month LIBOR + 4.000%, 6.439%, 10/31/2024(a)	9,065,750
15,137,084	Greeneden U.S. Holdings II LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.250%, 5.689%, 12/01/2023(a)	14,970,576
16,773,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 9.439%, 7/07/2025(a)	16,815,603
8,474,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.342%, 4/01/2022(a)	6,553,467
11,111,495	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.592%, 4/01/2021(a)	10,680,925
11,267,667	McAfee LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.857%, 9/29/2025(a)	11,401,526
9,647,769	McAfee LLC, 2018 USD Term Loan B, 1-month LIBOR + 3.750%, 6.178%, 9/30/2024(a)	9,631,657
4,734,085	NAVEX TopCo, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.250%, 5.690%, 9/05/2025(a)	4,649,250
17,766,577	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 6.351%, 1/10/2024(a)	17,500,079
14,056,052	Ocean Bidco, Inc., 2018 USD Term Loan, 3-month LIBOR + 4.750%, 7.401%, 3/21/2025(a)	13,933,061
9,716,000	Project Alpha Intermediate Holding, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.250%, 6.780%, 4/26/2024(a)	9,703,855
13,863,176	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 6.833%, 5/16/2025(a)	13,603,241
15,530,000	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 6.689%, 11/28/2025(a)	15,234,930
15,196,190	SciQuest, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 6.439%, 12/28/2024(a)	14,968,247
15,693,674	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 6.689%, 10/30/2022(a)	15,713,291
10,677,000	Sirius Computer Solutions, Inc., 2019 Term Loan B, 5/20/2026(c)	10,663,654
9,080,023	SurveyMonkey, Inc., 2018 Term Loan B, 1-week LIBOR + 3.750%, 6.150%, 10/10/2025(a)	9,011,923
1,658,000	Thoughtworks, Inc., 2018 1st Lien Term Loan, 10/11/2024(c)	1,658,000
3,834,000	Thoughtworks, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.000%, 6.439%, 10/11/2024(a)	3,834,000
9,179,000	Ultimate Software Group, Inc. (The), Term Loan B, 3-month LIBOR + 3.750%, 6.274%, 5/04/2026(a)	9,179,000
17,803,523	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 6.520%, 8/20/2025(a)	17,554,985
14,112,321	Veritas Bermuda Ltd., USD Repriced Term Loan B, LIBOR + 4.500%, 6.974%, 1/27/2023(b)	12,829,652
13,494,744	Web.com Group, Inc., 2018 Term Loan B, 1-month LIBOR + 3.750%, 6.203%, 10/10/2025(a)	13,329,434

		349,457,513

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Transportation Services — 1.7%
$12,554,780	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 5.439%, 3/09/2024(a)	$11,048,206
12,982,859	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 7.601%, 5/01/2024(a)	12,877,438
6,970,759	Transplace Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.180%, 10/07/2024(a)	6,949,011
19,362,164	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.453%, 4/04/2025(a)	19,309,692
7,176,985	Verra Mobility Corp., 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.189%, 2/28/2025(a)	7,172,535

		57,356,882

	Utility Other — 0.3%
8,716,155	Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.939%, 8/01/2025(a)	8,691,227

	Wireless — 1.0%
33,587,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 8.939%, 8/04/2025(a)	34,105,309

	Wirelines — 1.0%
8,509,159	Avaya, Inc., 2018 Term Loan B, 1-month LIBOR + 4.250%, 6.690%, 12/15/2024(a)	8,323,064
21,142,003	Windstream Services LLC, Repriced Term Loan B6, 3/29/2021(c)	21,531,862
4,857,997	Windstream Services LLC, Repriced Term Loan B6, Prime + 5.000%, 10.500%, 3/29/2021(a)	4,947,578

		34,802,504

	Total Senior Loans (Identified Cost $3,122,678,864)	3,013,647,302

Bonds and Notes — 5.9%
	Automotive — 0.7%
24,071,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	22,145,320

	Chemicals — 0.9%
20,955,000	Alpha 2 BV, 9.500% PIK, 8.750% Cash, 6/01/2023, 144A(j)	20,535,900
14,235,000	Hexion, Inc., 6.625%, 4/15/2020(k)	11,388,000

		31,923,900

	Financial Other — 0.6%
22,190,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	22,134,525

	Independent Energy — 0.2%
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(d)(e)(i)(k)(l)	5,481,613

	Media Entertainment — 0.4%
12,100,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024, 144A	12,913,120

	Metals & Mining — 0.5%
5,000,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022	4,787,500

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Principal Amount	Description	Value (†)
	Metals & Mining — continued
$13,095,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	$12,538,462

		17,325,962

	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
8,672,295	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.366%, 8/15/2019, 144A(a)	8,745,854

	Oil Field Services — 0.2%
5,625,000	PGS ASA, 7.375%, 12/15/2020, 144A	5,540,625

	Packaging — 0.5%
17,565,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(j)	17,213,700

	Pharmaceuticals — 0.2%
6,800,000	Eagle Holding Co. II LLC, 8.500% PIK, 7.750% Cash, 5/15/2022, 144A(j)	6,842,500

	Property & Casualty Insurance — 1.3%
26,085,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	23,802,562
22,593,000	York Risk Services Holding Corp., 8.500%, 10/01/2022, 144A	18,695,708

		42,498,270

	Wirelines — 0.1%
5,000,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(m)	3,312,500

	Total Bonds and Notes (Identified Cost $206,101,134)	196,077,889

Shares
Common Stocks — 0.1%
	Energy Equipment & Services — 0.1%
61,854	Ameriforge Group, Inc.(e)(f)(m)	3,525,678

	Specialty Retail — 0.0%
1,790,513	Onsite Rental Group Pty Ltd.(d)(e)(i)(l)(m)	—

	Total Common Stocks (Identified Cost $2,262,602)	3,525,678

Principal Amount
Short-Term Investments — 3.6%
$120,473,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/2019 at 1.500% to be repurchased at $120,488,817 on 6/03/2019 collateralized by $121,855,000 U.S. Treasury Note, 2.750% due 11/30/2020 valued at $122,887,965 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $120,473,758)	120,473,758

	Total Investments — 99.6% (Identified Cost $3,451,516,358)	3,333,724,627
	Other assets less liabilities — 0.4%	14,074,473

	Net Assets — 100.0%	$3,347,799,100

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of May 31, 2019 is disclosed.
(b)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(c)	Position is unsettled. Contract rate was not determined at May 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Securities subject to restriction on resale. At May 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd.	May 15, 2015	$10,512,883	$5,481,613	0.2%
Onsite Rental Group Pty Ltd.	November 3, 2017	—	—	—
Onsite Rental Group Pty Ltd., Notes, 6.100%, 10/26/2023	November 3, 2017	2,384,581	2,515,243	0.1%

(e)	lIliquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At May 31, 2019, the value of these securities amounted to $15,415,587 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at May 31, 2019.
(h)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of Notes to Financial Statements.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended May 31, 2019, interest payments were made in cash.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Fair valued by the Fund’s adviser. At May 31, 2019, the value of these securities amounted to $5,481,613 or 0.2% of net assets.
(m)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the value of Rule 144A holdings amounted to $162,688,689 or 4.9% of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of May 31, 2019 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund – (continued)

Industry Summary at May 31, 2019 (Unaudited)

Technology	10.4%
Consumer Products	7.8
Consumer Cyclical Services	7.5
Automotive	5.9
Industrial Other	5.8
Retailers	5.1
Healthcare	4.2
Building Materials	3.8
Internet & Data	3.6
Media Entertainment	3.5
Property & Casualty Insurance	3.5
Restaurants	3.1
Financial Other	2.6
Packaging	2.5
Chemicals	2.2
Midstream	2.2
Leisure	2.1
Diversified Manufacturing	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	16.1
Short-Term Investments	3.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

ASSETS
Investments at cost	$3,451,516,358
Net unrealized depreciation	(117,791,731)

Investments at value	3,333,724,627
Cash	9,198,904
Receivable for Fund shares sold	5,994,574
Receivable for securities sold	84,896,467
Unfunded loan commitments sold (Note 2)	473,810
Interest receivable	16,255,098
Prepaid expenses (Note 7)	246,537

TOTAL ASSETS	3,450,790,017

LIABILITIES
Payable for securities purchased	89,915,218
Unfunded loan commitments (Note 2)	822,049
Payable for Fund shares redeemed	9,621,152
Management fees payable (Note 5)	1,669,826
Deferred Trustees’ fees (Note 5)	192,333
Administrative fees payable (Note 5)	120,861
Payable to distributor (Note 5d)	39,205
Other accounts payable and accrued expenses	610,273

TOTAL LIABILITIES	102,990,917

NET ASSETS	$3,347,799,100

NET ASSETS CONSIST OF:
Paid-in capital	$3,661,823,770
Accumulated loss	(314,024,670)

NET ASSETS	$3,347,799,100

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$407,768,032

Shares of beneficial interest	43,011,866

Net asset value and redemption price per share	$9.48

Offering price per share (100/96.50 of net asset value) (Note 1)	$9.82

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$287,640,332

Shares of beneficial interest	30,441,062

Net asset value and offering price per share	$9.45

Class N shares:
Net assets	$178,562

Shares of beneficial interest	18,814

Net asset value, offering and redemption price per share	$9.49

Class Y shares:
Net assets	$2,652,212,174

Shares of beneficial interest	279,446,239

Net asset value, offering and redemption price per share	$9.49

See accompanying notes to financial statements.

|  26

Statement of Operations

For the Six Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$124,736,190

Expenses
Management fees (Note 5)	10,453,484
Service and distribution fees (Note 5)	2,102,060
Administrative fees (Note 5)	770,469
Trustees’ fees and expenses (Note 5)	76,146
Transfer agent fees and expenses (Notes 5 and 6)	1,325,338
Audit and tax services fees	43,798
Commitment fees (Note 7)	970,185
Custodian fees and expenses	205,301
Interest expense (Note 8)	348,741
Legal fees	56,548
Registration fees	78,352
Shareholder reporting expenses	95,844
Miscellaneous expenses (Note 7)	328,218

Total expenses	16,854,484
Less waiver and/or expense reimbursement (Note 5)	(459,052)

Net expenses	16,395,432

Net investment income	108,340,758

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(59,825,943)
Net change in unrealized appreciation (depreciation) on:
Investments	3,442,234

Net realized and unrealized loss on investments	(56,383,709)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,957,049

See accompanying notes to financial statements.

27  |

Statement of Changes in Net Assets

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
FROM OPERATIONS:
Net investment income	$108,340,758	$205,111,045
Net realized loss on investments	(59,825,943)	(15,079,426)
Net change in unrealized appreciation (depreciation) on investments	3,442,234	(95,731,738)

Net increase in net assets resulting from operations	51,957,049	94,299,881

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(13,780,481)	(30,019,384)
Class C	(8,272,547)	(16,020,827)
Class N	(8,538)	(7,205)
Class Y	(87,025,848)	(163,640,047)

Total distributions	(109,087,414)	(209,687,463)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(566,185,262)	1,137,846,584

Net increase (decrease) in net assets	(623,315,627)	1,022,459,002
NET ASSETS
Beginning of the period	3,971,114,727	2,948,655,725

End of the period	$3,347,799,100	$3,971,114,727

See accompanying notes to financial statements.

|  28

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014
Net asset value, beginning of the period	$9.62		$9.89	$9.88		$9.69		$10.40		$10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.53	0.51		0.56		0.55		0.58
Net realized and unrealized gain (loss)	(0.14)		(0.26)	0.03		0.21		(0.68)		(0.14)

Total from Investment Operations	0.15		0.27	0.54		0.77		(0.13)		0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.54)	(0.53)		(0.58)		(0.58)		(0.60)

Net asset value, end of the period	$9.48		$9.62	$9.89		$9.88		$9.69		$10.40

Total return(b)	1.62	%(c)(d)	2.78%	5.53	%(c)	8.31	%(c)	(1.33	)%(c)	4.22	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$407,768		$532,551	$450,633		$367,850		$361,834		$317,293
Net expenses	1.07	%(e)(f)(g)	1.05%	1.05	%(f)	1.05	%(f)	1.07	%(f)(h)	1.10	%(f)(i)
Gross expenses	1.10	%(e)(g)	1.05%	1.08%		1.13%		1.08	%(h)	1.11	%(i)
Net investment income	6.09	%(e)	5.42%	5.14%		5.84%		5.45%		5.48%
Portfolio turnover rate	22%		65%	87%		75%		67%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.08%.
(h)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.
(i)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.06%.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014
Net asset value, beginning of the period	$9.59		$9.86	$9.85		$9.67		$10.38		$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.46	0.43		0.49		0.48		0.50
Net realized and unrealized gain (loss)	(0.13)		(0.26)	0.03		0.20		(0.68)		(0.13)

Total from Investment Operations	0.12		0.20	0.46		0.69		(0.20)		0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.47)	(0.45)		(0.51)		(0.51)		(0.52)

Net asset value, end of the period	$9.45		$9.59	$9.86		$9.85		$9.67		$10.38

Total return(b)	1.24	%(c)(d)	2.02%	4.76	%(c)	7.41	%(c)	(2.06	)%(c)	3.47	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$287,640		$337,088	$318,635		$300,811		$287,330		$215,189
Net expenses	1.82	%(e)(f)(g)	1.80%	1.80	%(f)	1.80	%(f)	1.82	%(f)(h)	1.85	%(f)(i)
Gross expenses	1.85	%(e)(g)	1.80%	1.83%		1.88%		1.83	%(h)	1.87	%(i)
Net investment income	5.34	%(e)	4.66%	4.38%		5.10%		4.71%		4.77%
Portfolio turnover rate	22%		65%	87%		75%		67%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.83%.
(h)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.81%.
(i)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 1.80% and the ratio of gross expenses would have been 1.82%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Period Ended November 30, 2017*
Net asset value, beginning of the period	$9.63		$9.90	$9.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.57	0.37
Net realized and unrealized gain (loss)	(0.13)		(0.27)	(0.05)

Total from Investment Operations	0.17		0.30	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.57)	(0.38)

Net asset value, end of the period	$9.49		$9.63	$9.90

Total return(b)	1.77	%(c)	3.08%	3.28	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$179		$191	$104
Net expenses(d)	0.77	%(e)(f)	0.74%	0.75	%(e)
Gross expenses	0.83	%(e)(f)	0.95%	0.92	%(e)
Net investment income	6.41	%(e)	5.77%	5.63	%(e)
Portfolio turnover rate	22%		65%	87	%(g)

*	From commencement of Class operations on March 31, 2017 through November 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.75% and the ratio of gross expenses would have been 0.81%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2017.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended May 31, 2019 (Unaudited)		Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2016		Year Ended November 30, 2015		Year Ended November 30, 2014
Net asset value, beginning of the period	$9.63		$9.90	$9.89		$9.70		$10.41		$10.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.56	0.54		0.59		0.58		0.61
Net realized and unrealized gain (loss)	(0.14)		(0.26)	0.02		0.21		(0.68)		(0.13)

Total from Investment Operations	0.16		0.30	0.56		0.80		(0.10)		0.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.57)	(0.55)		(0.61)		(0.61)		(0.63)

Net asset value, end of the period	$9.49		$9.63	$9.90		$9.89		$9.70		$10.41

Total return	1.75	%(b)(c)	3.03%	5.79	%(b)	8.58	%(b)	(1.08	)%(b)	4.49	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,652,212		$3,101,286	$2,179,284		$1,458,394		$1,293,175		$1,022,193
Net expenses	0.82	%(d)(e)(f)	0.80%	0.80	%(e)	0.80	%(e)	0.82	%(e)(g)	0.85	%(e)(h)
Gross expenses	0.85	%(d)(f)	0.80%	0.83%		0.88%		0.83	%(g)	0.87	%(h)
Net investment income	6.34	%(d)	5.70%	5.41%		6.09%		5.69%		5.76%
Portfolio turnover rate	22%		65%	87%		75%		67%		107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.83%.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.81%.
(h)	Includes interest expense of 0.05%. Without this expense the ratio of net expenses would have been 0.80% and the ratio of gross expenses would have been 0.82%.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

May 31, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to Loomis Sayles Senior Floating Rate and Fixed Income Fund (the “Fund”).

The Fund is a non-diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.50%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to

33  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or

|  34

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of May 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$15,415,587	0.5%	$5,481,613	0.2%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of May 31, 2019 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably

35  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees’ fees, partnership basis adjustments, distributions in excess of income and/or capital gain and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  36

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$ 209,687,463	$—	$209,687,463

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of November 30, 2018, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(27,375,028)
Long-term:
No expiration date	(106,302,573)

Total capital loss carryforward	$(133,677,601)

As of May 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$3,452,658,592

Gross tax appreciation	$33,356,790
Gross tax depreciation	(152,290,755)

Net tax depreciation	$(118,933,965)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of

37  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of May 31, 2019, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Unfunded Loan Commitments.  The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of May 31, 2019, the Fund had unfunded loan commitments reflected on the Statement of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Type	Principal Amount
Mister Car Wash Holdings	2019 Delayed Draw Term Loan	$822,049

Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.

As of May 31, 2019, an unsettled sale of $473,810 of the unfunded loan commitment, is reflected on the Statement of Assets and Liabilities, net of realized loss on the transaction.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The

|  38

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Fund.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser,

39  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Independent Energy	$—	$17,022,919	$16,987,472	(b)	$34,010,391
All Other Senior Loans(a)	—	2,979,636,911	—		2,979,636,911

Total Senior Loans	—	2,996,659,830	16,987,472		3,013,647,302

Bonds and Notes
Independent Energy	—	—	5,481,613	(c)	5,481,613
All Other Bonds and Notes(a)	—	190,596,276	—		190,596,276

Total Bonds and Notes	—	190,596,276	5,481,613		196,077,889

Common Stocks
Energy Equipment & Services	—	3,525,678	—		3,525,678
Specialty Retail	—	—	—	(d)	—

Total Common Stocks	—	3,525,678	—		3,525,678

Short-Term Investments	—	120,473,758	—		120,473,758

Total	$—	$3,311,255,542	$22,469,085		$3,333,724,627

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued at zero by the Fund’s adviser using level 3 inputs.

|  40

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2018 and/or May 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Senior Loans
Independent Energy	$—		$6,517	$—	$(2,995,133)	$—
Bonds and Notes
Independent Energy	—		19,859	—	(2,007,117)	—
Common Stocks
Specialty Retail	—	(a)	—	—	—	—

Total	$—		$26,376	$—	$(5,002,250)	$—

Investments in Securities	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2019
Senior Loans
Independent Energy	$—		$19,976,088	$—	$16,987,472	$(2,995,133)
Bonds and Notes
Independent Energy	—		7,468,871	—	5,481,613	(2,007,117)
Common Stocks
Specialty Retail	—		—	—	— (a)	—

Total	$—		$27,444,959	$—	$22,469,085	$(5,002,250)

(a)	Fair valued at zero.

A debt security valued at $19,976,088 was transferred from Level 2 to Level 3 during the period ended May 31, 2019. At November 30, 2018, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At May 31, 2019 this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $7,468,871 was transferred from Level 2 to Level 3 during the period ended May 31, 2019. At November 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At May 31, 2019, this security was

41  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended May 31, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $727,155,986 and $1,214,085,786, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60%, calculated daily and payable monthly, based on the Fund’s average daily managed assets, which include borrowings used for leverage.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until March 31, 2020, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended May 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.05%	1.80%	0.75%	0.80%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  42

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

For the six months ended May 31, 2019, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$10,453,484	$440,556	$10,012,928	0.60%	0.57%

[1]	Management fee waiver is subject to possible recovery until November 30, 2020.

No expenses were recovered for the Fund during the six months ended May 31, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended May 31, 2019, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$ 565,225	$384,209	$1,152,626

43  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended May 31, 2019, the administrative fees for the Fund were as follows:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$770,469	$18,422	$752,047

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to

|  44

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended May 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $1,177,925.

As of May 31, 2019, the Fund owes Natixis Distribution $39,205 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2019 amounted to $184,001.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

45  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

g.  Affiliated Ownership.  As of May 31, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Fund representing 0.34% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through March 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended May 31, 2019, Natixis Advisors reimbursed the Fund $74 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended May 31, 2019, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$171,925	$116,964	$74	$1,036,375

|  46

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

7.  Line of Credit.  The Fund has entered into a syndicated, committed, secured line of credit with Sumitomo Mitsui Banking Corporation (the “Administrative Agent”), the Bank of Nova Scotia, Houston Branch and National Australia Bank Limited (each a “Lender” and together with the Administrative Agent “Lenders”) under which it may borrow for investment or liquidity purposes. The commitment of the Lenders to make loans to the Fund shall not exceed $500,000,000 at any one time. Under the terms of the agreement, the Lenders are entitled to a security interest in the assets of the Fund as collateral. Interest is charged to the Fund based upon the terms set forth in the agreement. In addition, a commitment fee of 0.400% per annum payable to the Administrative Agent for the account of each Lender is accrued by the Fund based on the unused portion of the line of credit. The Fund paid the Administrative Agent an upfront fee of $500,000 and an administrative agent fee of $25,000, for a total of $525,000, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended May 31, 2019, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $150,000,000 at a weighted average interest rate of 4.01%. Interest expense incurred was $348,741.

8.  Interest Expense.  The Fund may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended May 31, 2019 is reflected on the Statement of Operations.

9.  Concentration of Risk.  The Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.

Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.

47  |

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of May 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts (including accounts owned by affiliates) representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	7.35%(a)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)

Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund, AlphaSimplex Group (ASG), LLC. Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,335,373	$79,015,898	35,821,259	$353,866,364
Issued in connection with the reinvestment of distributions	1,136,105	10,775,206	2,339,574	22,987,952
Redeemed	(21,817,466)	(207,178,795)	(28,355,482)	(278,909,553)

Net change	(12,345,988)	$(117,387,691)	9,805,351	$97,944,763

Class C
Issued from the sale of shares	2,211,812	$20,936,523	9,751,190	$95,970,749
Issued in connection with the reinvestment of distributions	611,774	5,783,884	1,132,297	11,094,152
Redeemed	(7,534,037)	(71,282,321)	(8,040,526)	(79,002,100)

Net change	(4,710,451)	$(44,561,914)	2,842,961	$28,062,801

|  48

Notes to Financial Statements (continued)

May 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	15,994	$152,503	9,577	$93,624
Issued in connection with the reinvestment of distributions	899	8,538	734	7,205
Redeemed	(17,898)	(171,287)	(993)	(9,639)

Net change	(1,005)	$(10,246)	9,318	$91,190

Class Y
Issued from the sale of shares	74,118,571	$705,546,912	204,701,790	$2,021,786,916
Issued in connection with the reinvestment of distributions	6,624,141	62,888,962	12,085,982	118,800,414
Redeemed	(123,441,274)	(1,172,661,285)	(114,795,631)	(1,128,839,500)

Net change	(42,698,562)	$(404,225,411)	101,992,141	$1,011,747,830

Increase (decrease) from capital share transactions	(59,756,006)	$(566,185,262)	114,649,771	$1,137,846,584

49  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	July 22, 2019